Pension and Postretirement Benefit Plans and Defined Contribution Plans - Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 519	$ 469	$ 494
Postretirement Benefits Plan [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	519	469
Postretirement Benefits Plan [Member] | Insurance Contracts [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0
Postretirement Benefits Plan [Member] | Insurance Contracts [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	519	469
Postretirement Benefits Plan [Member] | Insurance Contracts [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
Foreign Plan [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8,956	8,215	8,863
Assets Measured at NAV	2,652	2,300
Foreign Plan [Member] | Pension Plan [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	33	40
Foreign Plan [Member] | Pension Plan [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4,929	4,809
Foreign Plan [Member] | Pension Plan [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,342	1,065
Foreign Plan [Member] | Pension Plan [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	221	246
Foreign Plan [Member] | Pension Plan [Member] | Cash and Cash Equivalents [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	33	39
Foreign Plan [Member] | Pension Plan [Member] | Cash and Cash Equivalents [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	187	208
Foreign Plan [Member] | Pension Plan [Member] | Cash and Cash Equivalents [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign Plan [Member] | Pension Plan [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	2
Foreign Plan [Member] | Pension Plan [Member] | Global Equity Securities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	2
Foreign Plan [Member] | Pension Plan [Member] | Global Equity Securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign Plan [Member] | Pension Plan [Member] | Global Equity Securities [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign Plan [Member] | Pension Plan [Member] | Commingled Funds Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,922	1,876
Assets Measured at NAV	374	463
Foreign Plan [Member] | Pension Plan [Member] | Commingled Funds Equity Securities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign Plan [Member] | Pension Plan [Member] | Commingled Funds Equity Securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,548	1,413
Foreign Plan [Member] | Pension Plan [Member] | Commingled Funds Equity Securities [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign Plan [Member] | Pension Plan [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	796	727
Assets Measured at NAV	0	0
Foreign Plan [Member] | Pension Plan [Member] | Corporate debt [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign Plan [Member] | Pension Plan [Member] | Corporate debt [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	796	727
Foreign Plan [Member] | Pension Plan [Member] | Corporate debt [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign Plan [Member] | Pension Plan [Member] | Government and Agency Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,200	1,305
Assets Measured at NAV	0	0
Foreign Plan [Member] | Pension Plan [Member] | Government and Agency Obligations [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign Plan [Member] | Pension Plan [Member] | Government and Agency Obligations [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,200	1,305
Foreign Plan [Member] | Pension Plan [Member] | Government and Agency Obligations [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign Plan [Member] | Pension Plan [Member] | Fixed Income Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,201	1,770
Assets Measured at NAV	1,171	762
Foreign Plan [Member] | Pension Plan [Member] | Fixed Income Commingled Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign Plan [Member] | Pension Plan [Member] | Fixed Income Commingled Funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,031	1,007
Foreign Plan [Member] | Pension Plan [Member] | Fixed Income Commingled Funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign Plan [Member] | Pension Plan [Member] | Partnership Interest [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	66	57
Assets Measured at NAV	63	53
Foreign Plan [Member] | Pension Plan [Member] | Partnership Interest [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign Plan [Member] | Pension Plan [Member] | Partnership Interest [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3	4
Foreign Plan [Member] | Pension Plan [Member] | Partnership Interest [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign Plan [Member] | Pension Plan [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,027	759
Assets Measured at NAV	1	1
Foreign Plan [Member] | Pension Plan [Member] | Insurance Contracts [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign Plan [Member] | Pension Plan [Member] | Insurance Contracts [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	82	74
Foreign Plan [Member] | Pension Plan [Member] | Insurance Contracts [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	944	684	420
Foreign Plan [Member] | Pension Plan [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,524	1,473
Assets Measured at NAV	1,043	1,020
Foreign Plan [Member] | Pension Plan [Member] | Other [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Foreign Plan [Member] | Pension Plan [Member] | Other [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	82	71
Foreign Plan [Member] | Pension Plan [Member] | Other [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	398	382	468
Qualified Plan [Member] | United States [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14,586	13,051	$ 14,284
Assets Measured at NAV	2,638	2,581
Qualified Plan [Member] | United States [Member] | Pension Plan [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,496	3,173
Qualified Plan [Member] | United States [Member] | Pension Plan [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8,451	7,294
Qualified Plan [Member] | United States [Member] | Pension Plan [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	3
Qualified Plan [Member] | United States [Member] | Pension Plan [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	363	443
Qualified Plan [Member] | United States [Member] | Pension Plan [Member] | Cash and Cash Equivalents [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	80	53
Qualified Plan [Member] | United States [Member] | Pension Plan [Member] | Cash and Cash Equivalents [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	284	390
Qualified Plan [Member] | United States [Member] | Pension Plan [Member] | Cash and Cash Equivalents [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Qualified Plan [Member] | United States [Member] | Pension Plan [Member] | Global Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,464	3,156
Qualified Plan [Member] | United States [Member] | Pension Plan [Member] | Global Equity Securities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3,406	3,119
Qualified Plan [Member] | United States [Member] | Pension Plan [Member] | Global Equity Securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	57	37
Qualified Plan [Member] | United States [Member] | Pension Plan [Member] | Global Equity Securities [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Qualified Plan [Member] | United States [Member] | Pension Plan [Member] | Commingled Funds Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,179	933
Assets Measured at NAV	360	299
Qualified Plan [Member] | United States [Member] | Pension Plan [Member] | Commingled Funds Equity Securities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Qualified Plan [Member] | United States [Member] | Pension Plan [Member] | Commingled Funds Equity Securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	819	634
Qualified Plan [Member] | United States [Member] | Pension Plan [Member] | Commingled Funds Equity Securities [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Qualified Plan [Member] | United States [Member] | Pension Plan [Member] | Corporate debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,292	4,654
Qualified Plan [Member] | United States [Member] | Pension Plan [Member] | Corporate debt [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	10	1
Qualified Plan [Member] | United States [Member] | Pension Plan [Member] | Corporate debt [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,281	4,650
Qualified Plan [Member] | United States [Member] | Pension Plan [Member] | Corporate debt [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1	3
Qualified Plan [Member] | United States [Member] | Pension Plan [Member] | Government and Agency Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,799	1,391
Qualified Plan [Member] | United States [Member] | Pension Plan [Member] | Government and Agency Obligations [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Qualified Plan [Member] | United States [Member] | Pension Plan [Member] | Government and Agency Obligations [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,799	1,391
Qualified Plan [Member] | United States [Member] | Pension Plan [Member] | Government and Agency Obligations [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Qualified Plan [Member] | United States [Member] | Pension Plan [Member] | Fixed Income Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6	96
Assets Measured at NAV	0	96
Qualified Plan [Member] | United States [Member] | Pension Plan [Member] | Fixed Income Commingled Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
Qualified Plan [Member] | United States [Member] | Pension Plan [Member] | Fixed Income Commingled Funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6	0
Qualified Plan [Member] | United States [Member] | Pension Plan [Member] | Fixed Income Commingled Funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Qualified Plan [Member] | United States [Member] | Pension Plan [Member] | Partnership Interest [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,212	1,165
Assets Measured at NAV	1,212	1,165
Qualified Plan [Member] | United States [Member] | Pension Plan [Member] | Partnership Interest [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Qualified Plan [Member] | United States [Member] | Pension Plan [Member] | Partnership Interest [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0
Qualified Plan [Member] | United States [Member] | Pension Plan [Member] | Partnership Interest [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Qualified Plan [Member] | United States [Member] | Pension Plan [Member] | Insurance Contracts [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	196	192
Qualified Plan [Member] | United States [Member] | Pension Plan [Member] | Insurance Contracts [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Qualified Plan [Member] | United States [Member] | Pension Plan [Member] | Insurance Contracts [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	196	192
Qualified Plan [Member] | United States [Member] | Pension Plan [Member] | Insurance Contracts [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Qualified Plan [Member] | United States [Member] | Pension Plan [Member] | Other Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,075	1,021
Assets Measured at NAV	1,066	1,021
Qualified Plan [Member] | United States [Member] | Pension Plan [Member] | Other Commingled Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Qualified Plan [Member] | United States [Member] | Pension Plan [Member] | Other Commingled Funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9
Qualified Plan [Member] | United States [Member] | Pension Plan [Member] | Other Commingled Funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 0	$ 0